Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Guarantor Obligations

The maximum exposure or notional amount below does not represent the expected losses from the execution of the guarantees.

2013	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years
	(in billions of yen)
Performance guarantees	1,750	935	619	196
Guarantees on loans	452	159	51	242
Guarantees on securities	146	19	127	—
Other guarantees	1,068	826	217	25
Guarantees for the repayment of trust principal	171	—	133	38
Liabilities of trust accounts	8,606	8,428	72	106
Derivative financial instruments	23,582	10,185	11,837	1,560
2014	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years
	(in billions of yen)
Performance guarantees	1,985	1,125	708	152
Guarantees on loans	399	173	21	205
Guarantees on securities	170	42	128	—
Other guarantees	1,249	991	220	38
Guarantees for the repayment of trust principal	158	—	125	33
Liabilities of trust accounts	11,158	10,962	78	118
Derivative financial instruments	21,422	8,643	11,391	1,388

The table below presents the maximum potential amount of future payments of performance guarantees, guarantees on loans, guarantees on securities and other guarantees classified based on internal ratings at March 31, 2013 and 2014:

	2013	2014
	(in billions of yen)
Investment grade	2,387	2,673
Non-investment grade	1,029	1,130

Total	3,416	3,803

Note:	Investment grade in the internal rating scale generally corresponds to BBB- or above in external rating scale.

Schedule of Off Balance Sheet Commitments and Guarantees

The table below summarizes the contractual amounts with regard to these undrawn commitments at March 31, 2013 and 2014:

	2013	2014
	(in billions of yen)
Commitments to extend credit (Note)	59,101	59,402
Commercial letters of credit	608	611

Total	59,709	60,013

Note: Commitments to extend credit include commitments to invest in securities.

Future Minimum Lease Payments for Capitalized Leases and Rental Payments for Operating Leases

Future minimum lease payments for capitalized leases and future minimum rental payments for operating leases at March 31, 2014 were as follows:

	Capitalized leases	Operating leases
	(in millions of yen)
Fiscal year ending March 31:
2015	6,479	48,233
2016	5,929	40,195
2017	5,186	35,584
2018	4,547	31,556
2019	3,820	29,237
2020 and thereafter	2,068	74,596

Total minimum lease/rental payments	28,029	259,401

Amount representing interest	1,349

Present value of minimum lease payments	26,680